Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepayments and other current assets

	As of June 30,
	2013	2014
	RMB	RMB
Advances to employees	9,497	11,183
Rental and advertising deposits	11,767	12,351
Prepaid rental and advertising expenses	4,881	9,463
Prepaid taxes	25,467	39,904
Prepaid professional service fees	5,729	162
Interest receivable	7,123	—
Others	4,012	5,801

Total	68,476	78,864